Loss Per Share - Schedule Of Computation Of Basic And Diluted Loss Per Share (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Earnings per share [line items]
Profit (loss) for the year		€ (78,052)	€ (28,599)		€ (5,749)
Weighted average number of ordinary shares	[1]	39,628,088	11,093,087	[2]	4,323,770	[2]
Basic loss per share	[1]	€ (1.97)	€ (2.58)	[2]	€ (1.33)	[2]
Diluted loss per share	[1]	€ (1.97)	€ (2.58)	[2]	€ (1.33)	[2]
Weighted average number of ordinary shares - as recast	[3],[4]	39,628,088	23,636,341	[5]	9,212,775	[5]
Basic	[3],[4],[6]	€ (1.97)	€ (1.21)		€ (0.62)
Diluted	[3],[4],[6]	€ (1.97)	€ (1.21)		€ (0.62)

[1]	Does not reflect the impact of the exchange ratio adjustment of approximately 2.13 as disclosed in Note 21 – Loss per Share.
[2]	Does not reflect the impact of the exchange ratio adjustment of approximately 2.13.
[3]	Recast for the exchange ratio of approximately 2.13 as disclosed in Note 21 – Loss per Share.
[4]	Recast for the exchange ratio of approximately 2.13.
[5]	Recasts for the exchange ratio of approximately of 2.13.
[6]

(*)	Restated - see Note 2 and Note 21